SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) (Parenthetical) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Loss contingency damages awarded value			$ 3,200	¥ 22.7			$ 900	¥ 6.4
Liquidated damages			3,200	22.7
Legal compensation charge	$ 400	¥ 3.1	$ 600	¥ 2.1	$ 800	¥ 5.7
Litigation settlement expense	$ 400	¥ 3.1